Share based compensation - Summary of stock option activity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, Number of shares		2,414,303
Granted		210,800
Forfeited /Cancelled		(198,400)
Outstanding, Number of shares	2,919,493		2,414,303
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, Weighted average exercise price		$ 2.17
Granted		11.69
Forfeited		$ 2.22
Outstanding, Weighted average exercise price	$ 5.25		$ 2.17
Outstanding, intrinsic value
Outstanding, intrinsic value		$ 53,659,966
Granted		3,825,276
Forfeited		$ (6,587,328)
Outstanding, intrinsic value	$ 20,558,299		$ 53,659,966
Outstanding, weighted remaining contractual life (in years)
Granted		9 years 9 months 18 days
Outstanding, weighted remaining contractual life (in years)	9 years		8 years 2 months 12 days
As Previously Reported
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, Number of shares		486,755	333,588	355,408
Granted			266,500	28,180
Forfeited /Cancelled			(113,333)	(50,000)
Outstanding, Number of shares			486,755	333,588	355,408
Options vested and exercisable			329,489
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, Weighted average exercise price		$ 10.79	$ 5.74	$ 5.74
Granted			14.37	11.00
Outstanding, Weighted average exercise price			10.79	$ 5.74	$ 5.74
Options vested and exercisable			$ 6.31
Outstanding, intrinsic value
Outstanding, intrinsic value		$ 19,571,655	$ 1,782,729	$ 1,782,729
Granted			9,761,125
Outstanding, intrinsic value			19,571,655	$ 1,782,729	$ 1,782,729
Options vested and exercisable			$ 14,723,342
Outstanding, weighted remaining contractual life (in years)
Granted			9 years 8 months 12 days	9 years 7 months 6 days
Outstanding, weighted remaining contractual life (in years)			8 years 9 months 18 days	7 years 2 months 12 days	8 years 2 months 12 days
Options vested and exercisable, Weighted remaining contractual life (in years)			4 years